Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Debt
Debt
The Company had the following debt outstanding:

(Dollars in thousands)	September 30, 2018	December 31, 2017
Senior Secured Debt, net	$25,000	$25,000
Issuance costs	(110)	(125)
Payment-in-kind (PIK) interest	10,752	7,929
Total Senior Secured Debt, net	35,642	32,804
Other Note Payable, net	2,500	2,500
Payment-in-kind (PIK) interest	953	705
Total Other Note Payable, net	3,453	3,205
Total	$39,095	$36,009

On May 23, 2013, the Company entered into the Term Loan of $50.0 million with Capital Royalty Group ("CRG"), structured as a senior secured loan with a six-year term (the "Term Loan" or the "Senior Secured Debt").
On May 3, 2016, the Company entered into the Second Amended and Restated Term Loan Agreement to restructure its Term Loan and WCAS Note, which extended the payment terms of the respective principal balances of $50.0 million and $5.0 million to March 31, 2021 and September 21, 2021, respectively. On February 9, 2017, the CRG payment terms were further amended to extend the repayments to March 31, 2022.
On February 9, 2017, the Company entered into Amendment No. 1 to the Second Amended and Restated Term Loan Agreement, dated as of May 3, 2016 (the “Loan Agreement”). The Loan Agreement (i) extends the interest only-period of the Loan Agreement by one year to March 31, 2022 from March 31, 2021; (ii) extends the time until the initial required cash interest payments by one year to June 30, 2019 from June 30, 2018; (iii) extends the deadline for full payment under the Loan Agreement to March 31, 2022 from March 31, 2021, and (iv) reduces the Company’s minimum cash and cash equivalent requirements to $2.0 million from the previous requirement of $5.0 million.
On March 28, 2017, $25.0 million and $2.5 million of the Term Loan and WCAS Note, respectively, were converted to preferred shares upon completion of the public offering at a conversion rate of $10 per share. CRG and WCAS received 2,500,000 and 250,000 preferred shares, respectively. At the time of the debt restructuring, $0.1 million of remaining debt issuance costs were extinguished and recorded against equity as the lender is also a shareholder of the Company.
During the three and nine months ended September 30, 2018, the Company incurred non-cash interest expense of $1.1 million and $3.1 million, respectively. During the three and nine months ended September 30, 2017, the Company incurred non-cash interest expense of $1.0 million and $3.5 million, respectively.
Senior Secured Debt

The Term Loan is secured by substantially all of the Company’s assets, including its material intellectual property. The Term Loan originally bore interest at 11% per annum and compounds annually. Until the third anniversary of the Term Loan, the Company had the option to pay quarterly interest of 7.5% in cash and 3.5% paid-in-kind, or PIK, interest which is added to the aggregate principal amount of the Term Loan on the last day of each quarter. Thereafter, interest on the Term Loan was payable only in cash.
On May 3, 2016, the Company restructured the Term Loan. The principal balance was restated as $50.0 million with interest rate charged at 11% per annum, which is PIK interest through June 30, 2018 and then both PIK and cash interest thereafter. The provisions of the restructured Term Loan require quarterly interest payments during the term of the loan, which were set to commence on June 30, 2018 but have been adjusted to commence on June 30, 2019 as a result of the February 9, 2017 amendment. The amended repayment of principal on amounts borrowed under the Term Loan was modified to March 31, 2022.
On March 28, 2017, upon completion of the public offering, CRG converted $25.0 million of the principal balance of the Term Loan into 2,500,000 shares of the Company's newly designated Series A Preferred Stock at a conversion rate of $10 per share. The principal balance of the Term Loan was restated as $25.0 million.

The restructured Term Loan agreement contained a financial covenant, which required the Company to maintain a minimum cash balance of $5.0 million. In February 2017, this covenant was amended to require the Company to maintain a minimum cash balance of $2.0 million. As of September 30, 2018, the Company was in compliance with this financial covenant, as the Company held cash and cash equivalents of $24.3 million, which includes $0.5 million of restricted cash.

Other Note Payable
In 2011, the Company issued a $5.0 million senior subordinated note, or the WCAS Note or the Other Note Payable, to WCAS Capital Partners IV, L.P., or WCAS. Amounts due under the WCAS Note originally bore interest at 10% per annum, payable semi-annually. On May 23, 2013, the WCAS Note was amended such that the note then bore interest at 12% per annum, and all interest accrues as compounded PIK interest and is added to the aggregate principal amount of the loan semi-annually. Upon a change in control, the WCAS note must be prepaid in an amount equal to the outstanding principal balance plus accrued and unpaid interest. The outstanding principal amount of the note, including accrued PIK interest, is due in full in September 2021. The Company may pay off the WCAS Note at any time without penalty.
On March 28, 2017, $2.5 million of the WCAS Note was converted to preferred shares upon completion of the public offering at a conversion rate of $10 per share. WCAS received 250,000 preferred shares. The remaining principal balance of $2.5 million was amended to decrease the interest rate back to 10% per annum payable entirely as PIK interest with a debt maturity date of September 21, 2021. No interest payments are required during the term of the loan.

DEBT
The Company had the following debt outstanding:

	December 31,
(Dollars in thousands)	2017	2016
Senior secured debt	$25,000	$50,000
Payment-in-kind (PIK) interest	7,929	3,852
Issuance costs	(125)	(214)
Total senior secured debt, net	32,804	53,638
Other note payable	2,500	5,000
Payment-in-kind (PIK) interest	705	340
Total other note payable	3,205	5,340
Total debt	$36,009	$58,978

On May 23, 2013, the Company entered into the Term Loan of $50.0 million with Capital Royalty Group (“CRG”), structured as a senior secured loan with a six-year term (the “Term Loan” or the “Senior Secured Debt”). In 2015, the Company did not meet the minimum revenue covenant of $50.0 million contained in the Term Loan agreement. Also, the Company did not meet the capital financing targets and was not able to maintain adequate operating cash and working capital, all of which triggered the occurrence of a Material Adverse Change as stipulated within the Term Loan agreement. The Company entered into a series of forbearance agreements, which extended the repayment terms through May 3, 2016.
On January 22, 2016, the Company and CRG amended the forbearance agreement to extend the forbearance period to March 31, 2016. As part of the terms within the forbearance agreement, the Company issued warrants to CRG exercisable into 16.0 million shares of private company Series AB Preferred Stock at $1.25 per share. The warrant had a term of one year. The warrant fair value at the date of issuance was determined to be $4.0 million, using the Black-Scholes option pricing model (see note 8 below). The warrant was accounted for as a debt discount and amortized through to May 3, 2016, when the Term Loan was restructured.
Concurrently with the closing of the 2016 Merger on May 3, 2016, the Company entered into the Second Amended and Restated Term Loan Agreement to restructure its Term Loan and WCAS Note, which extended the payment term of respective principal balances of $50.0 million and $5.0 million to March 31, 2021 and September 8, 2021, respectively. On February 9, 2017, the CRG payment terms were further amended to extend the repayments to March 31, 2022.
On February 9, 2017, the Company entered into Amendment No. 1 to the Second Amended and Restated Term Loan Agreement, dated as of May 3, 2016 (the “Loan Agreement”). The Loan Agreement (i) extends the interest only-period of the Loan Agreement by one year to March 31, 2022 from March 31, 2021; (ii) extends the time until the initial required cash interest payments by one year to June 30, 2019 from June 30, 2018; (iii) extends the deadline for full payment under the Loan Agreement to March 31, 2022 from March 31, 2021, and (iv) reduces the Company’s minimum cash and cash equivalent requirements to $2.0 million from the previous requirement of $5.0 million, except that if the Company did not consummate an underwritten public offering with gross proceeds of at least $40.0 million by December 31, 2017, then the minimum cash covenant would have reverted back to $5.0 million. The Company satisfied this requirement with the public offering on March 28, 2017, which raised $48.8 million in net proceeds.
On March 28, 2017, $25.0 million and $2.5 million of the Term Loan and WCAS Note, respectively, were converted to preferred shares upon completion of the public offering at a conversion rate of $10 per share. CRG and WCAS received 2,500,000 and 250,000 preferred shares, respectively. At the time of the debt restructuring, $0.1 million of remaining debt issuance costs were extinguished and recorded against equity as the lender is also a shareholder of the Company. Concurrent with the debt conversion, the Company capitalized a de minimis amount of issuance costs.

During the years ended December 31, 2017 and 2016, the Company incurred non-cash interest expense of $4.4 million and $7.8 million, respectively.
Senior Secured Debt
The Term Loan is secured by substantially all of the Company’s assets, including its material intellectual property. The Term Loan originally bore interest at 11% per annum and compounds annually. Until the third anniversary of the Term Loan, the Company had the option to pay quarterly interest of 7.5% in cash and 3.5% paid-in-kind, or PIK, interest which is added to the aggregate principal amount of the Term Loan on the last day of each quarter. Thereafter, interest on the Term Loan was payable only in cash.
Concurrently with the closing of the 2016 Merger on May 3, 2016, the Company restructured the Term Loan. CRG converted its outstanding accrued interest and prepayment premium of $16.5 million into 8,609,824 shares of private company Series AB preferred stock and 4,649,859 shares of private company common stock (see WCAS Note Payable for additional conversions during 2016). The private company Series AB shares were then converted into 256,744 of the Company’s common stock upon the 2016 Merger and all private company shares of common stock were canceled upon the 2016 Merger. The principal balance was restated as $50.0 million with interest rate charged at 11% per annum, which is PIK interest through June 30, 2018 and then both PIK and cash interest thereafter. The provisions of the restructured Term Loan require quarterly interest payments during the term of the loan, which were set to commence on June 30, 2018, but have been adjusted to commence on June 30, 2019 as a result of the February 9, 2017 amendment. The amended repayment of principal on amounts borrowed under the Term Loan was modified to March 31, 2022.
On March 28, 2017, upon completion of the public offering, CRG converted $25.0 million of the principal balance of the Term Loan into  2,500,000 shares of the Company's newly designated Series A Preferred Stock at a conversion rate of $10 per share. The principal balance of the Term Loan was restated as $25.0 million.

The restructured Term Loan agreement contained a financial covenant, which required the Company to maintain a minimum cash balance of $5.0 million. In February 2017, this covenant was amended to require the Company to maintain a minimum cash balance of $2.0 million. As of December 31, 2017, the Company was in compliance with the financial covenant in the restructured Term Loan agreement, as the Company held cash and cash equivalents of $26.0 million, which includes $0.5 million of restricted cash.
Other Note Payable
In 2011, the Company issued a $5.0 million senior subordinated note, or the WCAS Note or the Other Note Payable, to WCAS Capital Partners IV, L.P., or WCAS. Amounts due under the WCAS Note originally bore interest at 10% per annum, payable semi-annually. On May 23, 2013, the WCAS Note was amended such that the note then bore interest at 12% per annum, and all interest accrues as compounded PIK interest and is added to the aggregate principal amount of the loan semi-annually. Upon a change in control, the WCAS note must be prepaid in an amount equal to the outstanding principal balance plus accrued and unpaid interest. The outstanding principal amount of the note, including accrued PIK interest, is due in full in September 2021. The Company may pay off the WCAS Note at any time without penalty.
Concurrently with the closing of the 2016 Merger on May 3, 2016, the Company restructured its WCAS Note. WCAS converted its outstanding accrued interest and fees of $2.1 million to 1,660,530 shares of private company Series AB preferred stock, which were then converted into 49,526 shares of common stock of the Company upon the merger. At the time of the debt restructuring, $0.7 million of remaining debt issuance costs were extinguished and recorded against equity as the lender is also a shareholder of the Company.
On March 28, 2017, $2.5 million of the WCAS Note was converted to preferred shares upon completion of the public offering at a conversion rate of $10 per share. WCAS received 250,000 preferred shares. The remaining principal balance of $2.5 million was amended to decrease the interest rate back to 10% per annum, payable entirely as PIK interest with a debt maturity date of September 21, 2021. No interest payments are required during the term of the loan.